Note 9 - Debt (Details) - Long Term Debt (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Debt Instrument [Line Items]
Current portion of long term debt (net of unamortized financing fees of $26)	$ 1,386
Long term debt (net of unamortized financing fees of $164)	18,549
Total	$ 19,935